RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2014
RESTRUCTURING COSTS [Abstract]
RESTRUCTURING COSTS
NOTE 14:          RESTRUCTURING COSTS

In November 2014, the Company initiated a restructuring plan of its search monetization business, mainly to reduce workforce, close or consolidate certain facilities, as well as other cost saving measures. Pursuant to this restructuring plan, the Company has incurred cumulative charges of $3,981 as follows:

$

Payroll and share-based compensation expenses	1,993
Lease facilities and related expenses	1,248
Property and equipment impairment	632
Other	108

Total restructuring costs	3,981

As of December 31, 2014, the restructuring accrual on the balance sheet amounted to $2,257.